Expense Example - FidelitySAIUSValueIndexFund-PRO - FidelitySAIUSValueIndexFund-PRO - Fidelity SAI U.S. Value Index Fund - Fidelity SAI U.S. Value Index Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154